CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 April 23, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:        First Trust Variable Insurance Trust
                  (Registration Nos. 333-178767, 811-22652)
                ---------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Variable Insurance Trust (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 7 and under the Investment Company Act of 1940, as amended, Amendment No. 11 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Multi Income Allocation Portfolio (the "Fund"), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      The sole purpose of this Amendment is to add the Class identifier for Class I shares of the Fund to the filing.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                               Very truly yours,

                                               CHAPMAN AND CUTLER LLP


                                               By: /s/ Morrison C. Warren
                                                   -----------------------------
                                                       Morrison C. Warren

Enclosures